Lease (Details)			6 Months Ended		12 Months Ended
	May 15, 2021 USD ($)	May 15, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 30, 2027 USD ($)	Apr. 30, 2026 USD ($)	Jun. 15, 2025 USD ($)	May 15, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jun. 15, 2024 USD ($)	May 31, 2024 USD ($)	May 15, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 15, 2023 USD ($)	May 31, 2023 USD ($)	May 15, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	May 28, 2023 USD ($)	Feb. 13, 2023 USD ($)	Sep. 21, 2022 USD ($)	Sep. 18, 2022 USD ($)	Sep. 01, 2022 USD ($)	Sep. 01, 2022 CAD ($)	Apr. 14, 2021	Jan. 28, 2021
Lease [Line Items]
Operating lease right-of-use assets			$ 578,179												$ 503,089					$ 973,147
Operating lease liabilities			644,458												$ 517,356					1,011,134
Description of lease term															February 1, 2021 to February 29, 2024
Lease payments	$ 22,375									$ 29,960		$ 3,863		$ 7,100	$ 442,252	$ 29,088	$ 6,452	$ 3,751	$ 6,920	327,091	$ 6,300	$ 6,750
Description of lease term															May 1, 2021 to April 30, 2024
Operating lease right-of-use assets				$ 144,602											$ 144,602
Operating lease liabilities				$ 152,179											152,179
Loss on disposal of ROU															33,423
Sublease payments			$ 2,885												$ 2,885
Description of lease term			June 16, 2022 to June 15, 2025												June 16, 2022 to June 15, 2025
Monthly payment																							$ 1,550
First installment amount			$ 15,165												$ 15,165								$ 15,000	$ 481		$ 3,065
Lease term			1 year 9 months 29 days												1 year 5 months 12 days					2 years 2 months 19 days
Weighted-average lease percentage			6.80%												6.81%					6.05%
Lease Agreements [Member]
Lease [Line Items]
Operating lease right-of-use assets			$ 578,179												$ 503,089					$ 973,147
Operating lease liabilities			$ 644,458												$ 517,356					$ 1,011,134
Lease payments																		$ 3,751
McLovin’s Pet Food Inc. [Member]
Lease [Line Items]
Lease payments																$ 29,088
Description of sublease term			May 1, 2024 to April 30, 2027
McLovin’s Pet Food Inc. [Member]
Lease [Line Items]
Description of sublease term															May 16, 2021 to May 15, 2022
Photon Technology Ltd [Member]
Lease [Line Items]
Monthly payment																											$ 2,690	$ 3,500
Nature’s Miracle [Member]
Lease [Line Items]
Monthly payment																									$ 2,333
TEXAS
Lease [Line Items]
Description of lease term																														February 1, 2021 to February 29, 2024
Lease payments													$ 7,100						$ 6,920			$ 6,750
PENNSYLVANIA
Lease [Line Items]
Lease payments											$ 6,609						$ 6,452				$ 6,300
Description of lease term																													May 1, 2021 to April 30, 2024
CALIFORNIA
Lease [Line Items]
Description of lease term	May 16, 2021 to May 15, 2022	May 16, 2021 to May 15, 2022
Lease payments		$ 22,375
Forecast [Member]
Lease [Line Items]
Lease payments					$ 9,047	$ 8,784	$ 30,859	$ 3,979	$ 8,528	$ 29,960	$ 6,609	$ 3,863
Forecast [Member] | McLovin’s Pet Food Inc. [Member] | Lease Agreements [Member]
Lease [Line Items]
Lease payments								$ 3,979